Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In accordance with Item 402(x) of Regulation
S-K
under the Securities Act, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public
information (“MNPI”). We generally grant equity awards annually, and any such equity awards granted are recommended by the Compensation Committee and approved by our Board on or before the grant date. We do not grant equity awards in anticipation of the release of material non-public
information and do not time, and do not plan to time, the release of material non-public
information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. Additionally, our Insider Trading Policy prohibits directors, officers and employees from trading our securities while in possession of or on the basis of MNPI about us. We have not timed, and do not plan to time, the disclosure of MNPI for the purpose of affecting the value of executive compensation.
In the year ended December 31, 2025, no options were granted to our named executive officers within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report by us that disclosed MNPI.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material non-public information
MNPI Disclosure Timed for Compensation Value	false